Intangible Assets - Transfer to property, plant and equipment (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible assets, transfer	R$ (1,086)	[1]	R$ 1,070	[2]	R$ (169)	[3]

[1]	Refers to R$ 1,086 transferred from property, plant and equipment.
[2]	Refers to R$ 1,070 transferred to property, plant and equipment
[3]	Refers to amounts transferred from property, plant and equipment.